UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
	          New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        05/01/2007


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total: $         251,168



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3424    44800 SH       SOLE                    44800
ADOBE SYSTEMS INC              COM              00724F101     1001    24000 SH       SOLE                    24000
ALCOA INC.                     COM              013817101     6712   198000 SH       SOLE                   195800              2200
ALTERA                         COM              021441100     6475   323900 SH       SOLE                   315900              8000
ANHEUSER BUSCH COS INC         COM              035229103     3088    61200 SH       SOLE                    61200
APPLE COMPUTER INC             COM              037833100     5482    59000 SH       SOLE                    59000
APPLIED MATERIALS INC          COM              038222105     7737   422300 SH       SOLE                   415300              7000
ARCHER DANIELS MIDLAND         COM              039483102     4554   124100 SH       SOLE                   122100              2000
BAXTER INTL.                   COM              071813109     6041   114700 SH       SOLE                   114700
BEA SYSTEMS INC                COM              073325102     4103   354000 SH       SOLE                   339000             15000
BRISTOL MYERS- SQUIBB          COM              110122108     2534    91300 SH       SOLE                    91300
BROADCOM CORP                  COM              111320107     8210   256000 SH       SOLE                   254000              2000
CATERPILLAR INC DEL            COM              149123101     4156    62000 SH       SOLE                    62000
CBS CORP - CLASS B             COM              124857202     5928   193800 SH       SOLE                   193800
COCA COLA CO COM               COM              191216100     4853   101100 SH       SOLE                   101100
COEUR D ALENE MINES            COM              192108108      210    51000 SH       SOLE                                      51000
CYPRESS SEMICONDUCTOR Corp     COM              232806109     1002    54000 SH       SOLE                    50000              4000
DISNEY WALT CO DEL             COM              254687106     3818   110900 SH       SOLE                   110900
EBAY INC                       COM              278642103     6119   184600 SH       SOLE                   181600              3000
EL PASO NATURAL GAS CO NEW     COM              28336l109     7472   516400 SH       SOLE                   503400             13000
ELI LILLY & CO COM             COM              532457108     7342   136700 SH       SOLE                   135200              1500
EMC CORP                       COM              268648102     6745   487000 SH       SOLE                   483000              4000
Echostar Communications-A      COM              278762109     5815   133900 SH       SOLE                   133900
GENERAL ELECTRIC CORP.         COM              369604103     7012   198300 SH       SOLE                   198300
HELMERICH & PAYNE              COM              423452101     5094   167900 SH       SOLE                   164700              3200
HERSHEY FOODS CORP COM         COM              427866108     2434    44525 SH       SOLE                    44525
HONEYWELL INC COM              COM              438516106     2519    54700 SH       SOLE                    54700
INTEL CORP.                    COM              458140100     8599   449500 SH       SOLE                   444500              5000
Iamgold Intl African Mng Gold  COM              450913108      177    23000 SH       SOLE                                      23000
JOHNSON & JOHNSON              COM              478160104     5080    84300 SH       SOLE                    84300
MCKESSON HBOC Inc              COM              58155Q103     8348   142600 SH       SOLE                   140300              2300
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102     3300    45500 SH       SOLE                    45500
MICROSOFT CORP COM             COM              594918104     3718   133400 SH       SOLE                   133400
MORGAN STANLEY                 COM              617446448     4222    53600 SH       SOLE                    53600
MYLAN LABS INC COM             COM              628530107     5879   278100 SH       SOLE                   273100              5000
NEWMONT MINING CORP            COM              651639106     6223   148200 SH       SOLE                   147000              1200
NYSE GROUP INC                 COM              62949W103     1125    12000 SH       SOLE                    12000
Northgate Exploration Ltd      COM              666416102      201    57900 SH       SOLE                                      57900
ORACLE SYSTEMS CORP            COM              68389X105     4079   225000 SH       SOLE                   225000
PATTERSON ENERGY INC.          COM              703481101     5029   224100 SH       SOLE                   219100              5000
PEPSICO INC                    COM              713448108     2460    38700 SH       SOLE                    38700
PFIZER INC                     COM              717081103     3536   140000 SH       SOLE                   140000
PROCTER & GAMBLE CO            COM              742718109     5596    88600 SH       SOLE                    88600
QLOGIC CORP                    COM              747277101     5134   302000 SH       SOLE                   290000             12000
RITE AID CORP.                 COM              767754104      144    25000 SH       SOLE                                      25000
SAFEWAY INC NEW                COM              786514208     3166    86400 SH       SOLE                    86400
SCHERING PLOUGH CORP           COM              806605101    10061   394400 SH       SOLE                   391400              3000
SOLECTRON CORP COM             COM              834182107     6434  2042500 SH       SOLE                  1976500             66000
SPRINT NEXTEL CORP             COM              852061100     1526    80500 SH       SOLE                    80500
SUN MICROSYSTEMS               COM              866810104     3631   604100 SH       SOLE                   594100             10000
SUNOCO INC.                    COM              86764p109     5832    82800 SH       SOLE                    82800
TIME WARNER INC.               COM              887317105     2928   148500 SH       SOLE                   148500
TRIQUINT SEMICONDUCTORS        COM              89674K103      149    29900 SH       SOLE                                      29900
WYETH                          COM              983024100     3802    76000 SH       SOLE                    76000
XILINX INCORPORATED            COM              983919101     4711   183100 SH       SOLE                   183100
YAHOO! INC                     COM              984332106     6195   198000 SH       SOLE                   198000